Royalty, stream and other interests (Narrative) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 CAD ($) Rate	Dec. 31, 2022 USD ($) Rate	Dec. 31, 2021 CAD ($) Royalties	Dec. 31, 2021 USD ($) Royalties
Royalty, Stream And Other Interests [Line Items]
Number of royalties acquired | Royalties			6	6
Investments in royalty, payment			$ 32.6	$ 26,000,000
Long term gold price per ounce				$ 700
Marimaca Copper Project [Member]
Royalty, Stream And Other Interests [Line Items]
Percentage of NSR acquired	1.00%	1.00%
Investments in royalty, payment	$ 20.3	$ 15,500,000
Cascabel Copper Gold Project [Member]
Royalty, Stream And Other Interests [Line Items]
Percentage of NSR acquired	0.60%	0.60%
Investments in royalty, payment	$ 67.2	$ 50,000,000
Minimum annual royalty payments		$ 4,000,000
CSA Silver Stream [Member]
Royalty, Stream And Other Interests [Line Items]
Percentage of NSR acquired	100.00%	100.00%
Description of revised binding agreement	Under the revised CSA Silver Stream agreement, the upfront cash payment payable by Osisko Bermuda to MAC has been reduced from US$90.0 million to US$75.0 million (the "Silver Deposit"). In the event the silver price averages at least US$25.50 per ounce over the ten business days immediately prior to the closing of the transaction, the Silver Deposit will be increased by US$15.0 million to a total of US$90.0 million.	Under the revised CSA Silver Stream agreement, the upfront cash payment payable by Osisko Bermuda to MAC has been reduced from US$90.0 million to US$75.0 million (the "Silver Deposit"). In the event the silver price averages at least US$25.50 per ounce over the ten business days immediately prior to the closing of the transaction, the Silver Deposit will be increased by US$15.0 million to a total of US$90.0 million.
Investments in royalty, payment		$ 90,000,000
Equity of Metals Acquisition Corp		15,000,000
Potential Backstop Copper Stream [Member]
Royalty, Stream And Other Interests [Line Items]
Payment of up-front cash deposit		75,000,000
Equity of Metals Acquisition Corp		$ 25,000,000
Potential Backstop Copper Stream [Member] | First Threshold Stream [Member]
Royalty, Stream And Other Interests [Line Items]
Percentage of NSR acquired	3.00%	3.00%
Potential Backstop Copper Stream [Member] | Second Threshold Stream [Member]
Royalty, Stream And Other Interests [Line Items]
Percentage of NSR acquired | Rate	4.875%	4.875%
Potential Backstop Copper Stream [Member] | Remaining life of mine [Member]
Royalty, Stream And Other Interests [Line Items]
Percentage of NSR acquired	2.25%	2.25%
Cariboo Property [Member]
Royalty, Stream And Other Interests [Line Items]
Percentage of NSR acquired	5.00%	5.00%
San Antonio Property [Member]
Royalty, Stream And Other Interests [Line Items]
Percentage of NSR acquired	15.00%	15.00%
Description of cash payments	on-going per-ounce cash payments equal to 15% of the applicable spot metal price on the business day immediately preceding the date of delivery of such refined metal	on-going per-ounce cash payments equal to 15% of the applicable spot metal price on the business day immediately preceding the date of delivery of such refined metal
Tintic Property [Member]
Royalty, Stream And Other Interests [Line Items]
Description of cash payments	on-going per-ounce cash payments equal to 25% of the applicable spot metal price on the business day immediately preceding the date of delivery of such refined metal	on-going per-ounce cash payments equal to 25% of the applicable spot metal price on the business day immediately preceding the date of delivery of such refined metal
Tintic Property [Member] | First Threshold Stream [Member]
Royalty, Stream And Other Interests [Line Items]
Percentage of NSR acquired	2.50%	2.50%
Tintic Property [Member] | Second Threshold Stream [Member]
Royalty, Stream And Other Interests [Line Items]
Percentage of NSR acquired	2.00%	2.00%
Spring Valley Project [Member]
Royalty, Stream And Other Interests [Line Items]
Percentage of NSR acquired			0.50%	0.50%
Number of royalties acquired | Royalties			4	4
Spring Valley Project [Member] | Minimum [Member]
Royalty, Stream And Other Interests [Line Items]
Percentage of NSR acquired			2.50%	2.50%
Spring Valley Project [Member] | Maximum [Member]
Royalty, Stream And Other Interests [Line Items]
Percentage of NSR acquired			3.00%	3.00%
Moonlight Exploration Property [Member]
Royalty, Stream And Other Interests [Line Items]
Percentage of NSR acquired			1.00%	1.00%
Almaden Project [Member]
Royalty, Stream And Other Interests [Line Items]
Percentage of NSR acquired			0.50%	0.50%
Gold and silver offtake right acquired			30.00%	30.00%
Sailfish Royalty Corp.[Member] | Tocantinzinho Gold Project [Member]
Royalty, Stream And Other Interests [Line Items]
Investments in royalty, payment			$ 12.6	$ 10,000,000
Royalty interest after buy-down payment option			0.75%	0.75%
Falco Resources Ltd. [Member]
Royalty, Stream And Other Interests [Line Items]
Additional investments in royalty, stream and other interests			$ 10.0
Amount of second installment payment			$ 20.0
Barrick TZ Limited [Member] | AfriOre and Gold Rim [Member]
Royalty, Stream And Other Interests [Line Items]
Percentage of NSR acquired			2.00%	2.00%
Investments in royalty, payment				$ 11,800,000
Barrick TZ Limited [Member] | Frontier Project [Member]
Royalty, Stream And Other Interests [Line Items]
Percentage of NSR acquired			1.00%	1.00%
Barrick TZ Limited [Member] | Central Hounde Project [Member]
Royalty, Stream And Other Interests [Line Items]
Percentage of NSR acquired			1.00%	1.00%
GoGold Resources Inc [Member]
Royalty, Stream And Other Interests [Line Items]
Percentage of gold and silver from tailings piles			2.40%	2.40%
Percentage of transfer price of gold and silver spot prices			30.00%	30.00%